INCOME TAX - Deferred tax assets, net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 595,607	$ 83,144	¥ 1,652,102
Impairment for inventory	(115,494)	(16,122)	221,290
Net operating loss carryforwards	26,329,235	3,675,419	25,843,951
Subtotal	26,809,348	3,742,441	27,717,343
Less: Valuation allowance	(26,529,569)	(3,703,385)	(27,437,564)
Total deferred tax assets, net	279,779	39,056	279,779
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(18,551)	(132,891)
Gain on the previously held equity method investment	(146,888)	(20,505)	(146,888)
Total deferred tax liabilities	(279,779)	(39,056)	(279,779)
Deferred tax assets, net	¥ 0	$ 0	¥ 0